UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		      FORM 13F-HR
		                  FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON May 3rd, 2006, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON November 3rd, 2006.

Report for the Calendar Year or Quarter Ended: __03/31/06____

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets Corp._________________
Address: _425 Lexington Avenue, Third Floor________
         _New York, NY  10017______________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey Thibeault_____________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:





____________________    ___NEW YORK, NY___     __05/03/06___
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ___71___

Form 13F Information Table Value Total: $___162,480,871__
                                            (thousands)




List of Other Included Managers: NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR06
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

ASM INTL NV                   NOTE 00207DAG7    2,992,736  2745,000       2745,000        0        0      2745,000        0        0
ADAPTEC INC                   NOTE 00651FAG3    2,072,578  2384,000       2384,000        0        0      2384,000        0        0
AFFYMETRIX INC                COM  00826T108      760,452    23,100         23,100        0        0        23,100        0        0
ALEXION PHARMACEUTICALS INC   NOTE 015351AF6    5,077,840  4000,000       4000,000        0        0      4000,000        0        0
ALLOY INC                     DBCV 019855AB1    6,945,750  6615,000       6615,000        0        0      6615,000        0        0
AMAZON COM INC                NOTE 023135AF3    1,848,180  1928,000       1928,000        0        0      1928,000        0        0
AMYLIN PHARMACEUTICALS INC    NOTE 032346AB4    1,531,870  1000,000       1000,000        0        0      1000,000        0        0
ANIXTER INTL INC              NOTE 035290AG0      290,476   400,000        400,000        0        0       400,000        0        0
APOGENT TECHNOLOGIES INC      DBCV 03760AAK7      519,475   401,000        401,000        0        0       401,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7    1,245,020  1000,000       1000,000        0        0      1000,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6    2,302,924  2725,000       2725,000        0        0      2725,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1    1,883,712  1371,000       1371,000        0        0      1371,000        0        0
CV THERAPEUTICS INC           NOTE 126667AG9      904,324   855,000        855,000        0        0       855,000        0        0
CEPHALON INC                  NOTE 156708AK5   10,695,670  9500,000       9500,000        0        0      9500,000        0        0
COINMACH SVC CORP             UNIT 19259W107      816,000    50,000         50,000        0        0        50,000        0        0
COMMSCOPE INC                 COM  203372107    5,023,490   176,201        176,201        0        0       176,201        0        0
CREDENCE SYS CORP             NOTE 225302AF5      856,503   913,000        913,000        0        0       913,000        0        0
CUBIST PHARMACEUTICALS INC    NOTE 229678AB3      485,000   500,000        500,000        0        0       500,000        0        0
CYMER INC                     NOTE 232572AE7    5,274,552  5179,000       5179,000        0        0      5179,000        0        0
CYTYC CORP                    NOTE 232946AB9    2,306,889  2108,000       2108,000        0        0      2108,000        0        0
DECODE GENETICS INC           NOTE 243586AB0      862,700  1000,000       1000,000        0        0      1000,000        0        0
DIGITAL RIV INC               COM  25388B104      854,668    19,625         19,625        0        0        19,625        0        0
EDO CORP                      NOTE 281347AE4      825,652   750,000        750,000        0        0       750,000        0        0
EMCORE CORP                   NOTE 290846AC8    4,661,014  3439,000       3439,000        0        0      3439,000        0        0
FEI CO                        NOTE 30241LAB5    1,438,587  1435,000       1435,000        0        0      1435,000        0        0
FEI CO                        NOTE 30241LAD1      357,901   391,000        391,000        0        0       391,000        0        0
FAIRFAX FINL HLDGS LTD        DBCV 303901AL6    1,058,253  1225,000       1225,000        0        0      1225,000        0        0
FINISAR                       NOTE 31787AAC5    3,730,536  3594,000       3594,000        0        0      3594,000        0        0
FREEPORT-MCMORAN COPPER & GO  NOTE 35671DAK1      235,360   125,000        125,000        0        0       125,000        0        0
GATEWAY INC                   NOTE 367626AD0      358,750   500,000        500,000        0        0       500,000        0        0
GENERAL MTRS CORP             DEB  370442717      262,395    15,000         15,000        0        0        15,000        0        0
GRAFTECH INTL LTD             DBCV 384313AB8    1,177,637  1580,000       1580,000        0        0      1580,000        0        0
HUNTSMAN CORP                 PFD  447011206      948,750    22,000         22,000        0        0        22,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AE6      208,753   188,000        188,000        0        0       188,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AF3    3,138,480  3000,000       3000,000        0        0      3000,000        0        0
INCO LTD                      NOTE 453258AM7    2,721,348  2051,000       2051,000        0        0      2051,000        0        0
INCO LTD                      DBCV 453258AT2    7,675,605  4776,000       4776,000        0        0      4776,000        0        0
INCYTE CORP                   NOTE 45337CAE2    3,494,880  4241,000       4241,000        0        0      4241,000        0        0
INTEGRA LIFESCIENCES HLDGS C  COM  457985208      621,621    15,180         15,180        0        0        15,180        0        0
INTERNATIONAL RECTIFIER CORP  NOTE 460254AE5      939,600   960,000        960,000        0        0       960,000        0        0
INVITROGEN CORP               NOTE 46185RAD2    2,231,750  2260,000       2260,000        0        0      2260,000        0        0
INVITROGEN CORP               NOTE 46185RAJ9    3,198,562  2817,000       2817,000        0        0      2817,000        0        0
INVITROGEN CORP               NOTE 46185RAM2    3,679,902  3744,000       3744,000        0        0      3744,000        0        0
JUNIPER NETWORKS INC          COM  48203R104    1,194,375    62,500         62,500        0        0        62,500        0        0
KERZNER INTL LTD              NOTE 492520AB7   14,091,358 10444,000      10444,000        0        0     10444,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AL5    1,571,302  1804,000       1804,000        0        0      1804,000        0        0
LSI LOGIC CORP                NOTE 502161AJ1    1,118,050  1000,000       1000,000        0        0      1000,000        0        0
LTX CORP                      NOTE 502392AE3      521,380   524,000        524,000        0        0       524,000        0        0
LIFEPOINT HOSPITALS INC       COM  53219L109      577,094    18,580         18,580        0        0        18,580        0        0
LINCARE HLDGS INC             DBCV 532791AB6    1,059,644  1076,000       1076,000        0        0      1076,000        0        0
MAGNA ENTMT CORP              NOTE 559211AC1    1,343,560  1354,000       1354,000        0        0      1354,000        0        0
           PAGE TOTAL              51          119,992,908
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR06
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

MANOR CARE INC NEW            NOTE 564055AK7      534,626   365,000        365,000        0        0       365,000        0        0
MEDAREX INC                   COM  583916101      749,073    56,705         56,705        0        0        56,705        0        0
MILLENNIUM CHEMICALS INC      DBCV 599903AB7    4,300,879  2690,000       2690,000        0        0      2690,000        0        0
ON SEMICONDUCTOR CORP         NOTE 682189AB1    5,057,466  5523,000       5523,000        0        0      5523,000        0        0
OPEN SOLUTIONS INC            NOTE 68371PAB8      284,020   480,000        480,000        0        0       480,000        0        0
PSS WORLD MED INC             COM  69366A100    2,169,802   112,600        112,600        0        0       112,600        0        0
PROTEIN DESIGN LABS INC       NOTE 74369LAD5      211,416   125,000        125,000        0        0       125,000        0        0
PROTEIN DESIGN LABS INC       NOTE 74369LAF0    3,274,521  2196,000       2196,000        0        0      2196,000        0        0
QUANTUM CORP                  COM  747906204    1,397,627   374,699        374,699        0        0       374,699        0        0
RPM INTL INC                  NOTE 749685AK9      279,000   520,000        520,000        0        0       520,000        0        0
SAFENET INC                   COM  78645R107      575,136    21,769         21,769        0        0        21,769        0        0
SCIENTIFIC GAMES CORP         SDCV 80874PAD1    4,364,153  3402,000       3402,000        0        0      3402,000        0        0
SIRIUS SATELLITE RADIO INC    COM  82966U103      642,114   126,900        126,900        0        0       126,900        0        0
SKECHERS U S A INC            NOTE 830566AB1    2,377,420  2320,000       2320,000        0        0      2320,000        0        0
SYBASE INC                    NOTE 871130AB6    5,480,193  5450,000       5450,000        0        0      5450,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6    3,869,800  4000,000       4000,000        0        0      4000,000        0        0
WMS INDS INC                  NOTE 929297AE9    3,444,558  2150,000       2150,000        0        0      2150,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7      804,672   880,000        880,000        0        0       880,000        0        0
WEBMD CORP                    NOTE 94769MAE5    2,418,179  2646,000       2646,000        0        0      2646,000        0        0
XM SATELLITE RADIO HLDGS INC  CL A 983759101      253,308    11,400         11,400        0        0        11,400        0        0
           PAGE TOTAL              20           42,487,963
          GRAND TOTAL              71          162,480,871
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